Income tax (Tables)	12 Months Ended
Dec. 31, 2023
Income tax
Schedule of reconciliation between theoretical tax and effective tax

	FOR THE YEAR ENDED DECEMBER 31,
(amounts in thousands of euros)	2021	2022	2023
Net loss	(31,164)	(24,216)	(17,026)
Consolidated tax	—	—	—
Loss before tax	(31,164)	(24,216)	(17,026)
Current tax rate in France	26.50%	25%	25%
Theoretical tax at current rate in France	8,258	6,055	4,257
Permanent differences	880	3,607	291
Share - based payments	(907)	(1,392)	(203)
Unused tax losses adjusted for deferred taxes	(8,231)	(5,211)	(4,344)
Tax rate differences	—	(61)	—
Group income tax (expense)/ income	—	—	—
Effective tax rate	0.0%	0.0%	0.0%

Schedule of nature of deferred taxes

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2021	2022	2023
Temporary shifts	421	299	257
Tax loss carry-forwards	32,539	38,007	42,200
Total deferred tax assets	32,960	38,007	42,457
	—	—	-
Temporary shifts	(526)	(815)	(704)
Total deferred tax liabilities	(526)	(815)	(704)
	—	—	-
Total net deferred tax items	32,434	37,491	41,753
Unrecognized deferred taxes	(32,434)	(37,491)	(41,753)
Total net of deferred taxes	—	—	—